Note 5 - Loans and Related Allowance for Loan and Lease Losses - Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans, current balance	$ 1,095,570	$ 975,566
Loans, past due	8,515	8,692
Loans	1,104,085	984,258
Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	5,121	2,589
Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	1,795	345
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	1,599	5,758
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans, current balance	102,587	101,264
Loans, past due	534	1,122
Loans	103,121	102,386
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	418	64
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	0	0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	116	1,058
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans, current balance	305,613	298,941
Loans, past due	3,811	3,239
Loans	309,424	302,180
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	1,844	0
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	1,373	0
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	594	3,239
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans, current balance	39,562	62,028
Loans, past due	0	0
Loans	39,562	62,028
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	0	0
Residential Portfolio Segment [Member]
Loans, current balance	230,996	232,518
Loans, past due	2,999	2,280
Loans	233,995	234,798
Residential Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	2,364	1,439
Residential Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	95	34
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	540	807
Commercial And Industrial [Member]
Loans, current balance	231,534	88,965
Loans, past due	510	562
Loans	232,044	89,527
Commercial And Industrial [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	260	190
Commercial And Industrial [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	219	66
Commercial And Industrial [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	31	306
Home Equity Lines of Credit [Member]
Loans, current balance	112,325	111,792
Loans, past due	218	456
Loans	112,543	112,248
Home Equity Lines of Credit [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	120	274
Home Equity Lines of Credit [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	0	29
Home Equity Lines of Credit [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	98	153
Construction and Other [Member]
Loans, current balance	63,529	66,680
Loans, past due	44	0
Loans	63,573	66,680
Construction and Other [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	44	0
Construction and Other [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	0	0
Construction and Other [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	0	0
Consumer Portfolio Segment [Member]
Loans, current balance	9,424	13,378
Loans, past due	399	1,033
Loans	9,823	14,411
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	71	622
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	108	216
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	$ 220	$ 195